Income Taxes - Schedule of Components of Deferred Expense (Benefit) (Details) (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 06, 2018	Dec. 31, 2017	Dec. 31, 2016
Successor [Member]
Deferred tax asset on net operating loss carryforward	$ 3,184
Successor [Member] | Foreign [Member]
Deferred tax asset on net operating loss carryforward	$ 1,400
Predecessor [Member] | Foreign [Member] | NPS Holdings Limited [Member]
Deferred tax asset on net operating loss carryforward		$ 1,400	$ 1,400	$ 1,400